UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Management, LP

Address:  235 Pine Street, Suite 1600
          San Francisco, California 94104


13F File Number: 028-12488

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Bedford
Title:  Executive Officer
Phone:  (415) 568-3380


Signature, Place and Date of Signing:

  /s/ Scott A. Bedford       San Francisco, California     November 17, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total:  $78,600
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number         Name

    1.       028-12522                    Peninsula Master Fund, Ltd.

                                                   FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2         COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6        COL 7        COLUMN 8

                                                          VALUE     SHS OR    SH/ PUT/  INVESTMENT       OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x$1000)  PRN AMT   PRN CALL  DISCRETION       MGRS    SOLE   SHARED  NONE
--------------                --------------   -----      --------  -------   --- ----  ----------       ----    ----   ------  ----
AGNICO EAGLE MINES LTD        COM              008474108   3,552       50,000 SH        SHARED-DEFINED   1          50,000
ALCATEL-LUCENT                SPONSORED ADR    013904305     610      180,603 SH        SHARED-DEFINED   1         180,603
AMTECH SYS INC                COM PAR $0.01N   032332504     539       30,000 SH        SHARED-DEFINED   1          30,000
ATMEL CORP                    COM              049513104     677       85,000 SH        SHARED-DEFINED   1          85,000
BARRICK GOLD CORP             COM              067901108   2,315       50,000 SH        SHARED-DEFINED   1          50,000
BIG 5 SPORTING GOODS CORP     COM              08915P101     470       35,000 SH        SHARED-DEFINED   1          35,000
CLEAN ENERGY FUELS CORP       COM              184499101     711       50,000 SH        SHARED-DEFINED   1          50,000
COMPLETE PRODUCTION SERVICES  COM              20453E109   1,023       50,000 SH        SHARED-DEFINED   1          50,000
ELOYALTY CORP                 COM NEW          290151307   5,230      747,207 SH        SHARED-DEFINED   1         747,207
ELOYALTY CORP                 COM NEW          290151307   1,404      200,601 SH        SOLE             NONE      200,601
ENSCO PLC                     SPONSORED ADR    29358Q109   1,118       25,000 SH        SHARED-DEFINED   1          25,000
EVOLUTION PETROLEUM CORP      COM              30049A107  12,740    2,119,790 SH        SHARED-DEFINED   1       2,119,790
GLOBE SPECIALTY METALS INC    COM              37954N206     562       40,000 SH        SHARED-DEFINED   1          40,000
GT SOLAR INTL INC             COM              3623E0209     419       50,000 SH        SHARED-DEFINED   1          50,000
INFINERA CORPORATION          COM              45667G103   1,751      150,000 SH        SHARED-DEFINED   1         150,000
INTEGRATED DEVICE TECHNOLOGY  COM              458118106   5,996    1,025,000 SH        SHARED-DEFINED   1       1,025,000
INTEGRATED SILICON SOLUTION   COM              45812P107   2,282      265,000 SH        SHARED-DEFINED   1         265,000
INTUIT                        COM              461202103     876       20,000 SH        SHARED-DEFINED   1          20,000
IXIA                          COM              45071R109     496       40,000 SH        SHARED-DEFINED   1          40,000
JA SOLAR HOLDINGS CO LTD      SPON ADR         466090107     327       35,000 SH        SHARED-DEFINED   1          35,000
LIMELIGHT NETWORKS INC        COM              53261M104   7,068    1,200,000 SH        SHARED-DEFINED   1       1,200,000
MARVELL TECHNOLOGY GROUP LTD  ORD              G5876H105     876       50,000 SH        SHARED-DEFINED   1          50,000
MICRON TECHNOLOGY INC         COM              595112103     180       25,000 SH        SHARED-DEFINED   1          25,000
NEWMONT MINING CORP           COM              651639106   4,711       75,000 SH        SHARED-DEFINED   1          75,000
NEWPARK RES INC               COM PAR $.01NEW  651718504     420       50,000 SH        SHARED-DEFINED   1          50,000
NORTHERN OIL & GAS INC NEV    COM              665531109   1,694      100,000 SH        SHARED-DEFINED   1         100,000
NOVATEL WIRELESS INC          COM NEW          66987M604     788      100,000 SH        SHARED-DEFINED   1         100,000
OCLARO INC                    COM NEW          67555N206     801       50,000 SH        SHARED-DEFINED   1          50,000
OPLINK COMMUNICATIONS INC     COM NEW          68375Q403     792       40,000 SH        SHARED-DEFINED   1          40,000
PANERA BREAD CO               CL A             69840W108     354        4,000 SH        SHARED-DEFINED   1           4,000
PLX TECHNOLOGY INC            COM              693417107   1,991      550,000 SH        SOLE             NONE      550,000
POWERWAVE TECHNOLOGIES INC    NOTE 1.875%11/1  739363AD1   2,002    1,100,000 SH        SHARED-DEFINED   1       1,100,000
ROVI CORP                     COM              779376102   2,773       55,000 SH        SHARED-DEFINED   1          55,000
SOUTHWESTERN ENERGY CO        COM              845467109   5,016      150,000 SH        SHARED-DEFINED   1         150,000
STEC INC                      COM              784774101     934       75,000 SH        SHARED-DEFINED   1          75,000
SUNPOWER CORP                 COM CL A         867652109     792       55,000 SH        SHARED-DEFINED   1          55,000
ULTRA PETROLEUM CORP          COM              903914109     781       18,600 SH        SHARED-DEFINED   1          18,600
ULTRATECH INC                 COM              904034105   2,394      140,000 SH        SHARED-DEFINED   1         140,000
YAMANA GOLD INC               COM              98462Y100   1,140      100,000 SH        SHARED-DEFINED   1         100,000

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